Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP Plan No. 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	56-0906609
EBP, Plan Number	003
Current Value	$ 64,856,991,907
Participant loans	$ 834,399,388
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate (as a percent)	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate (as a percent)	10.50%
Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 136,705,397
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,244,246,670
Collective investment funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	50,945,912,528
Common and preferred stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,530,127,312
Investment, Identifier [Axis]: Collective Investment Funds | ACADIAN | ALL WORLD EX-US COLLECTIVE INVESTMENT TRUST D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	36,793,023
Current Value	$ 712,680,859
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | EQUITY DIVIDEND FUND M CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	133,009,040
Current Value	$ 2,644,671,954
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | GLOBAL ALLOCATION COLLECTIVE FUND J CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	74,825,955
Current Value	$ 1,287,417,963
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2030 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	99,445,785
Current Value	$ 1,138,604,515
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2035 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	112,743,668
Current Value	$ 1,312,144,632
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2040 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	119,880,864
Current Value	$ 1,415,565,226
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2045 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	114,310,879
Current Value	$ 1,369,169,980
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2050 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	106,314,770
Current Value	$ 1,292,883,292
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2055 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	87,476,793
Current Value	$ 1,072,010,607
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2060 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	51,038,573
Current Value	$ 626,192,249
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2065 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	20,040,684
Current Value	$ 245,869,131
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX 2070 FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	1,788,310
Current Value	$ 21,940,423
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | LIFEPATH INDEX RETIREMENT FUND D CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	103,148,636
Current Value	$ 1,162,608,909
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | RUSSELL 2000 ALPHA TILTS FUND G1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	63,633,073
Current Value	$ 1,101,596,672
Investment, Identifier [Axis]: Collective Investment Funds | BLACKROCK | US FUNDAMENTAL LARGE CAP GROWTH FUND T CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	46,084,669
Current Value	$ 3,089,400,976
Investment, Identifier [Axis]: Collective Investment Funds | EARNEST PARTNERS | SMALL/MID CAP CORE FUND JUMBO CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	56,059,075
Current Value	$ 988,882,085
Investment, Identifier [Axis]: Collective Investment Funds | MFS | INTERNATIONAL GROWTH FUND II
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	95,583,491
Current Value	$ 962,525,752
Investment, Identifier [Axis]: Collective Investment Funds | PIMCO | TOTAL RETURN COLLECTIVE TRUST IV CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	93,526,531
Current Value	$ 2,962,920,514
Investment, Identifier [Axis]: Collective Investment Funds | STATE STREET | REAL ASSET NL FUND K CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	48,131,811
Current Value	$ 765,777,107
Investment, Identifier [Axis]: Collective Investment Funds | T ROWE PRICE | INSTITUTIONAL LARGE CAP GROWTH TRUST I CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	32,581,174
Current Value	$ 443,690,422
Investment, Identifier [Axis]: Collective Investment Funds | VANGUARD | INSTITUTIONAL 500 INDEX TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	240,668,461
Current Value	$ 6,618,382,674
Investment, Identifier [Axis]: Collective Investment Funds | VANGUARD | INSTITUTIONAL EXTENDED MARKET INDEX TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	39,856,867
Current Value	$ 12,356,027,442
Investment, Identifier [Axis]: Collective Investment Funds | VANGUARD | INSTITUTIONAL TOTAL BOND MARKET INDEX TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	19,938,832
Current Value	$ 4,303,597,596
Investment, Identifier [Axis]: Collective Investment Funds | VANGUARD | INSTITUTIONAL TOTAL INTERNATIONAL STOCK MARKET
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	14,643,579
Current Value	$ 1,688,697,480
Investment, Identifier [Axis]: Collective Investment Funds | WESTERN ASSET | CORE BOND COLLECTIVE INVESTMENT TRUST R3 CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	7,605,370
Current Value	$ 1,362,654,068
Investment, Identifier [Axis]: Equity Securities | BANK OF AMERICA CORPORATION | COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	136,906,687
Current Value	$ 7,529,867,785
Investment, Identifier [Axis]: Equity Securities | BANK OF AMERICA CORPORATION | PREFERRED STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	1,028
Current Value	$ 26,245
Investment, Identifier [Axis]: Equity Securities | CHARLES SCHWAB CORP | PREFERRED STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	600
Current Value	$ 15,000
Investment, Identifier [Axis]: Equity Securities | DILLARDS CAPITAL TRUST I | PREFERRED STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	795
Current Value	$ 20,813
Investment, Identifier [Axis]: Equity Securities | EXXON MOBIL CORP | COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	140
Current Value	$ 16,848
Investment, Identifier [Axis]: Equity Securities | FIRST HORIZON CORP | PREFERRED STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	1,000
Current Value	$ 24,180
Investment, Identifier [Axis]: Equity Securities | INTERNATIONAL BUSINESS MACHS | COMMON STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	465
Current Value	$ 137,738
Investment, Identifier [Axis]: Equity Securities | WELLS FARGO & CO | PREFERRED STOCK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	770
Current Value	$ 18,703
Investment, Identifier [Axis]: Money Market Funds | BOFA | OVERNIGHT DEPOSIT - CUSTODY
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	7,547
Current Value	$ 7,547
Investment, Identifier [Axis]: Money Market Funds | FEDERATED HERMES | GOVERNMENT OBLIGATIONS FUND PREMIUM CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	2,265
Current Value	$ 2,265
Investment, Identifier [Axis]: Money Market Funds | FIDELITY | GOVERNMENT PORTFOLIO, INSTITUTIONAL CLASS
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	136,695,585
Current Value	$ 136,695,585
Investment, Identifier [Axis]: Mutual Funds | DODGE & COX | STOCK FUND CL X SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	282,185,325
Current Value	$ 4,681,454,541
Investment, Identifier [Axis]: Mutual Funds | NORTHERN | WORLD SELECTION INDEX FUN CLASS I SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	24,416,599
Current Value	$ 633,610,745
Investment, Identifier [Axis]: Mutual Funds | PIMCO | ALL ASSET FUND INSTITUTIONAL SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	27,066,638
Current Value	$ 309,101,011
Investment, Identifier [Axis]: Mutual Funds | VANGUARD | GNMA FUND INVESTOR SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	575
Current Value	$ 5,445
Investment, Identifier [Axis]: Mutual Funds | VANGUARD | INFLATION PROTECTED SECURITIES FUND INSTITUTIONAL SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	66,237,647
Current Value	$ 619,984,377
Investment, Identifier [Axis]: Mutual Funds | VANGUARD | WELLINGTON FUND INVESTOR SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units | shares	2,025
Current Value	$ 90,551